OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Deferred employee compensation	$ 2,561	$ 939
Amounts due to former shareholders of Polyair	1,653	0
Other	1,010	1,017
Other non-current liabilities	$ 5,224	$ 1,956